Schedule of Investments (unaudited)
May 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Putnam Sustainable Leaders ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.0%
Communication Services — 10.8%
Entertainment — 1.4%
Liberty Media Corp.-Liberty Formula One, Class C Shares	363	$32,957 *
Walt Disney Co.	356	36,251
Total Entertainment		69,208
Interactive Media & Services — 9.4%
Alphabet Inc., Class A Shares	857	325,952
Meta Platforms Inc., Class A Shares	208	131,562
Total Interactive Media & Services		457,514

Total Communication Services		526,722
Consumer Discretionary — 9.8%
Automobiles — 1.5%
Tesla Inc.	168	73,213 *
Broadline Retail — 5.6%
Amazon.com Inc.	1,008	272,805 *
Household Durables — 1.0%
DR Horton Inc.	332	48,834
Specialty Retail — 0.9%
Ulta Beauty Inc.	89	45,287 *
Textiles, Apparel & Luxury Goods — 0.8%
On Holding AG, Class A Shares	907	37,024 *

Total Consumer Discretionary		477,163
Consumer Staples — 5.2%
Beverages — 1.6%
Keurig Dr Pepper Inc.	2,532	76,036
Consumer Staples Distribution & Retail — 1.7%
BJ’s Wholesale Club Holdings Inc.	502	42,810 *
Walmart Inc.	333	38,545
Total Consumer Staples Distribution & Retail		81,355
Food Products — 0.8%
Hershey Co.	199	38,612
Personal Care Products — 1.1%
Unilever PLC, ADR	968	54,668

Total Consumer Staples		250,671
Energy — 3.0%
Energy Equipment & Services — 1.5%
Baker Hughes Co.	1,168	74,612
Oil, Gas & Consumable Fuels — 1.5%
Occidental Petroleum Corp.	714	40,434
Valero Energy Corp.	134	32,806
Total Oil, Gas & Consumable Fuels		73,240

Total Energy		147,852
Financials — 9.6%
Banks — 3.2%
Bank of America Corp.	1,405	72,498
JPMorgan Chase & Co.	285	85,303
Total Banks		157,801
See Notes to Schedule of Investments.

Putnam Sustainable Leaders ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Putnam Sustainable Leaders ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 1.1%
KKR & Co. Inc.	255	$24,465
TPG Inc.	681	28,990
Total Capital Markets		53,455
Consumer Finance — 1.1%
Capital One Financial Corp.	288	54,124
Financial Services — 3.5%
Mastercard Inc., Class A Shares	158	78,049
Visa Inc., Class A Shares	279	91,054
Total Financial Services		169,103
Insurance — 0.7%
Aon PLC, Class A Shares	108	34,135

Total Financials		468,618
Health Care — 7.3%
Biotechnology — 2.0%
AbbVie Inc.	349	75,984
Insmed Inc.	219	23,413 *
Total Biotechnology		99,397
Health Care Equipment & Supplies — 1.6%
Becton Dickinson & Co.	335	49,285
Boston Scientific Corp.	569	27,489 *
Total Health Care Equipment & Supplies		76,774
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific Inc.	118	58,116
Pharmaceuticals — 2.5%
Eli Lilly & Co.	111	122,655

Total Health Care		356,942
Industrials — 8.1%
Aerospace & Defense — 0.6%
Carpenter Technology Corp.	59	27,670
Building Products — 2.2%
Allegion PLC	461	59,962
Trane Technologies PLC	110	49,643
Total Building Products		109,605
Construction & Engineering — 0.4%
API Group Corp.	521	21,361 *
Electrical Equipment — 0.9%
GE Vernova Inc.	44	42,606
Industrial Conglomerates — 0.7%
Honeywell International Inc.	140	33,300
Machinery — 2.1%
Ingersoll Rand Inc.	822	58,888
Xylem Inc.	410	44,912
Total Machinery		103,800
Trading Companies & Distributors — 1.2%
United Rentals Inc.	58	57,749

Total Industrials		396,091
See Notes to Schedule of Investments.

Putnam Sustainable Leaders ETF 2026 Quarterly Report

 Putnam Sustainable Leaders ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Information Technology — 37.1%
Electronic Equipment, Instruments & Components — 0.5%
	Coherent Corp.	71	$25,664 *
IT Services — 0.9%
	Snowflake Inc.	161	41,144 *
Semiconductors & Semiconductor Equipment — 21.3%
	Advanced Micro Devices Inc.	245	126,444 *
	Analog Devices Inc.	141	58,353
	ASML Holding NV, Registered Shares	33	53,221
	Broadcom Inc.	509	227,406
	Intel Corp.	173	19,840 *
	Lam Research Corp.	276	87,818
	Micron Technology Inc.	59	57,289
	NVIDIA Corp.	1,944	410,456
Total Semiconductors & Semiconductor Equipment			1,040,827
Software — 6.7%
	Cadence Design Systems Inc.	199	74,611 *
	Microsoft Corp.	559	251,684
Total Software			326,295
Technology Hardware, Storage & Peripherals — 7.7%
	Apple Inc.	1,209	377,280

Total Information Technology			1,811,210
Materials — 2.2%
Chemicals — 1.4%
	Linde PLC	139	69,179
Construction Materials — 0.8%
	CRH PLC	366	39,817

Total Materials			108,996
Real Estate — 0.6%
Office REITs — 0.6%
	BXP Inc.	459	27,545

Utilities — 3.3%
Electric Utilities — 2.9%
	Constellation Energy Corp.	167	48,054
	NRG Energy Inc.	187	25,073
	PPL Corp.	1,918	67,878
Total Electric Utilities			141,005
Independent Power and Renewable Electricity Producers — 0.4%
	Fervo Energy Co., Class A Shares	588	21,556 *

Total Utilities			162,561
Total Investments before Short-Term Investments (Cost — $4,376,444)			4,734,371
	Rate
Short-Term Investments — 3.0%
Putnam Government Money Market Fund, Class P Shares (Cost — $144,678)	3.410%	144,678	144,678 (a)(b)
Total Investments — 100.0% (Cost — $4,521,122)			4,879,049
Other Assets in Excess of Liabilities — 0.0%††			603
Total Net Assets — 100.0%			$4,879,652

See Notes to Schedule of Investments.

Putnam Sustainable Leaders ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Putnam Sustainable Leaders ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $144,678 and the cost was $144,678 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam Sustainable Leaders ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam Sustainable Leaders ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Putnam Sustainable Leaders ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,734,371	—	—	$4,734,371
Short-Term Investments†	144,678	—	—	144,678
Total Investments	$4,879,049	—	—	$4,879,049

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2026. The following transactions were effected in such company for the period ended May 31, 2026.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$14,269,559	$147,258,446	147,258,446	$161,383,327	161,383,327

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$278,174	—	$144,678

Putnam Sustainable Leaders ETF 2026 Quarterly Report